UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

Annual Report

August 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2017

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19

Federal Tax Information	20

Management and Organization	21

Important Notices	24

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

From the inception of the Fund on September 27, 2016, through the end of its first fiscal period on August 31, 2017, investment-grade corporate bonds managed to generate a modest positive return, as coupon income more than offset the negative price effects of rising interest rates. However, this relatively temperate return belied the market’s underlying volatility for bond investors.

In the opening months of the period, remarks by the Federal Reserve Board (the Fed), the European Central Bank and the Bank of Japan seemed to indicate that interest rates might begin to rise sooner than markets had anticipated. As a result, Treasury and corporate rates crept upward in September and October of 2016.

In November 2016, the orderly rise in Treasury yields turned more volatile after Donald Trump’s upset win in the U.S. presidential election. Many believed his plans to lower taxes, increase infrastructure spending and roll back regulations could lead to higher economic growth and inflation expectations, which in turn drove the 10-year Treasury yield 85 basis points higher during the fourth quarter of 2016. This move higher was the largest quarterly percentage change in the 10-year Treasury yield in more than five decades. As a result, bond prices tumbled, and the yield curve steepened.

Over the next several months, longer-term interest rates started to reverse course, despite a December 2016 Fed rate hike and two subsequent hikes in 2017. Mixed U.S. economic data, along with worries that Mr. Trump’s pro-business agenda would be delayed and possibly derailed, put downward pressure on long-term rates. As a result, during the first half of 2017, Treasury and corporate bond prices recovered some of their previous losses. In the final month of the period, increasing geopolitical tension between the U.S. and North Korea drove investors toward the perceived safety of U.S. Treasurys, putting further downward pressure on interest rates.

Corporate bonds during the period benefited from tighter credit spreads — the yield difference between corporate bonds and Treasurys of similar maturities. Spread tightening helped corporate bonds outperform Treasurys over the period, with longer maturity bonds producing the most excess returns. On average, lower quality BBB-rated6 issues notably outperformed higher quality A- and AA-rated bonds during the period.

Fund Performance

For the period from the Fund’s inception on September 27, 2016, through the end of its first fiscal period on August 31, 2017, Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the Fund) Class A shares at net asset value (NAV) returned 2.11%, outperforming the 1.94% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the Index).2

The Fund is designed to provide approximately equal-weighted exposure to corporate bonds across the one to ten year portion of the yield curve, with the objective of seeking current income. When a corporate bond has a final maturity of less than one year, the Fund intends to let it mature or sell the bond and reinvest the proceeds in bonds with longer maturities. This strategy has the potential to help performance in a rising rate environment, as assets from maturing bonds may be reinvested in higher-yielding securities. During the period, in the interest of diversification, management attempted to evenly weight industry sectors, in contrast with the market-weight approach used by the Index. Bottom-up research is used to select securities for the Fund’s portfolio. Investors should keep in mind that, while performance comparisons may be useful tools to understand the drivers of return, the Fund is actively managed, is not designed to track the Index, and its portfolio is purposely designed to differ significantly from how the Index is constructed.

During the period, the main drivers of the Fund’s outperformance versus the Index were credit quality positioning and security selection. Relative to the Index, the Fund was overweight BBB-rated bonds, the best performing credit rating in the Index during the period’s strong credit rally. Security selection in the banking, energy and health care sectors aided results versus the Index as well.

In contrast, cash was a drag on relative performance. To a lesser extent, interest rate management also detracted from relative performance, due to a slight overweight to the 10-year part of the yield curve, which underperformed shorter areas of the curve as rates rose during the period.

Our portfolio construction methodology largely determines the Fund’s maturity structure, industry weights and ratings exposures, which resulted in an overweight to BBB-rated issuers as compared to the Index for the period. That notwithstanding, we believe we are in the latter stages of the economic cycle and therefore keep an overall cautious view of the credit profile of the Fund.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Performance2,3

Portfolio Managers Thomas H. Luster, CFA, and Maria C. Cappellano

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	09/27/2016	09/27/2016	—	—	2.11%
Class A with 4.75% Maximum Sales Charge	—	—	—	—	–2.75
Class I at NAV	09/27/2016	09/27/2016	—	—	2.46
Bloomberg Barclays U.S. Intermediate Corporate Bond Index	—	—	2.16%	3.08%	1.94%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				0.82%	0.57%
Net				0.65	0.40

% Distribution Rates/Yields[5]				Class A	Class I
Distribution Rate				2.27%	2.51%
SEC 30-day Yield – Subsidized				2.15	2.50
SEC 30-day Yield – Unsubsidized				–0.64	–0.33

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	09/27/2016	$256,159	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Fund Profile

Credit Quality (% of bond holdings)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays U.S. Intermediate Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one to ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 – August 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.90	$3.32	**	0.65%
Class I	$1,000.00	$1,030.30	$2.05	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.31	**	0.65%
Class I	$1,000.00	$1,023.20	$2.04	**	0.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Portfolio of Investments

Corporate Bonds & Notes — 98.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 1.1%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$100	$107,450

		$107,450

Agriculture — 4.5%
Altria Group, Inc., 2.85%, 8/9/22	$171	$175,146
Philip Morris International, Inc., 1.25%, 11/9/17	100	99,975
Reynolds American, Inc., 4.45%, 6/12/25	164	177,527

		$452,648

Auto Manufacturers — 5.6%
American Honda Finance Corp., 1.65%, 7/12/21	$180	$177,464
General Motors Financial Co., Inc., 3.10%, 1/15/19	175	177,551
Toyota Motor Credit Corp., 2.15%, 3/12/20	205	207,158

		$562,173

Banks — 16.8%
Bank of America Corp., 4.45%, 3/3/26	$168	$178,931
Capital One N.A./McLean VA, 2.65%, 8/8/22	300	300,114
Credit Suisse AG, 5.40%, 1/14/20	100	107,521
Goldman Sachs Group, Inc., 6.15%, 4/1/18	168	172,238
HSBC USA, Inc., 2.375%, 11/13/19	200	202,078
Macquarie Bank, Ltd., 6.625%, 4/7/21(1)	100	113,364
Royal Bank of Canada, 4.65%, 1/27/26	161	174,473
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	100	110,250
Santander Issuances SAU, 5.179%, 11/19/25	300	324,268

		$1,683,237

Beverages — 1.9%
Constellation Brands, Inc., 2.70%, 5/9/22	$190	$191,860

		$191,860

Chemicals — 2.9%
CF Industries, Inc., 3.45%, 6/1/23	$105	$102,375
Sherwin-Williams Co. (The), 3.125%, 6/1/24	187	190,199

		$292,574

Commercial Services — 2.8%
Block Financial, LLC, 4.125%, 10/1/20	$100	$104,242
Ecolab, Inc., 2.70%, 11/1/26	182	177,788

		$282,030

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 6.8%
Ally Financial, Inc., 4.125%, 3/30/20	$122	$125,812
Brookfield Finance, LLC, 4.00%, 4/1/24	183	192,170
Discover Financial Services, 3.85%, 11/21/22	100	104,112
Legg Mason, Inc., 4.75%, 3/15/26	100	108,014
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	45	47,997
OM Asset Management PLC, 4.80%, 7/27/26	100	103,514

		$681,619

Electric — 5.0%
AES Gener S.A., 5.25%, 8/15/21(1)	$100	$106,556
Dominion Energy, Inc., 1.90%, 6/15/18	190	190,395
Georgia Power Co., 1.95%, 12/1/18	200	200,588

		$497,539

Gas — 1.0%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$104,250

		$104,250

Health Care – Products — 1.8%
Becton Dickinson and Co., 3.734%, 12/15/24	$172	$177,979

		$177,979

Health Care – Services — 2.0%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$100	$103,750
UnitedHealth Group, Inc., 1.40%, 10/15/17	100	99,999

		$203,749

Home Furnishings — 1.1%
Harman International Industries, Inc., 4.15%, 5/15/25	$100	$105,178

		$105,178

Household Products — 1.0%
Church & Dwight Co., Inc., 3.15%, 8/1/27	$100	$100,526

		$100,526

Housewares — 1.9%
Newell Brands, Inc., 3.85%, 4/1/23	$180	$190,687

		$190,687

7	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insurance — 3.8%
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	$175	$175,538
Willis North America, Inc., 3.60%, 5/15/24	100	103,104
XLIT, Ltd., 2.30%, 12/15/18	100	100,606

		$379,248

Internet — 1.6%
Symantec Corp., 5.00%, 4/15/25(1)	$150	$157,455

		$157,455

Iron & Steel — 1.7%
Nucor Corp., 4.00%, 8/1/23	$163	$174,910

		$174,910

Mining — 2.0%
Freeport-McMoRan, Inc., 2.375%, 3/15/18	$100	$100,250
Glencore Funding, LLC, 4.125%, 5/30/23(1)	100	104,379

		$204,629

Oil & Gas — 6.2%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$194	$192,850
BP Capital Markets PLC, 3.506%, 3/17/25	170	177,570
Encana Corp., 6.50%, 5/15/19	100	106,989
Petrobras Global Finance B.V., 5.375%, 1/27/21	138	143,382

		$620,791

Pharmaceuticals — 2.9%
AstraZeneca PLC, 2.375%, 11/16/20	$190	$191,708
Mylan N.V., 3.95%, 6/15/26	100	102,058

		$293,766

Pipelines — 3.1%
Energy Transfer, L.P., 6.70%, 7/1/18	$100	$103,890
Kinder Morgan, Inc., 3.15%, 1/15/23	100	100,088
Regency Energy Partners, L.P./Regency Energy Finance Corp., 5.00%, 10/1/22	100	108,493

		$312,471

Real Estate Investment Trusts (REITs) — 7.3%
Boston Properties, L.P., 3.85%, 2/1/23	$177	$188,649
CBL & Associates, L.P., 4.60%, 10/15/24	100	95,509
Crown Castle International Corp., 3.20%, 9/1/24	100	100,570
DDR Corp., 4.625%, 7/15/22	150	158,955

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
EPR Properties, 4.50%, 6/1/27	$100	$101,803
Simon Property Group, L.P., 2.20%, 2/1/19	85	85,584

		$731,070

Retail — 5.5%
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(1)	$100	$101,383
Coach, Inc., 4.125%, 7/15/27	190	191,525
CVS Health Corp., 2.25%, 8/12/19	100	100,809
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	150	155,527

		$549,244

Savings & Loans — 0.5%
Astoria Financial Corp., 3.50%, 6/8/20	$48	$48,674

		$48,674

Semiconductors — 1.0%
QUALCOMM, Inc., 3.00%, 5/20/22	$100	$103,286

		$103,286

Software — 1.9%
Electronic Arts, Inc., 3.70%, 3/1/21	$100	$104,633
Fidelity National Information Services, Inc., 3.625%, 10/15/20	84	87,974

		$192,607

Telecommunications — 3.5%
AT&T, Inc., 2.625%, 12/1/22	$178	$176,720
Verizon Communications, Inc., 4.125%, 3/16/27	170	176,915

		$353,635

Transportation — 1.0%
A.P. Moller - Maersk A/S, 3.75%, 9/22/24(1)	$100	$101,621

		$101,621

Total Corporate Bonds & Notes (identified cost $9,760,487)		$9,856,906

8	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Portfolio of Investments — continued

Short-Term Investments — 1.1%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.32%(2)	114,610	$114,633

Total Short-Term Investments (identified cost $114,633)		$114,633

Total Investments — 99.3% (identified cost $9,875,120)		$9,971,539

Other Assets, Less Liabilities — 0.7%		$68,097

Net Assets — 100.0%		$10,039,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $836,505 or 8.3% of the Fund’s net assets.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.7%	$7,798,826
United Kingdom	5.8	583,042
Canada	3.8	382,845
Netherlands	3.5	352,890
Spain	3.2	324,268
Australia	1.1	113,364
Switzerland	1.1	107,521
Chile	1.1	106,556
Denmark	1.0	101,621
Cayman Islands	1.0	100,606

Total Investments	99.3%	$9,971,539

9	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Statement of Assets and Liabilities

Assets	August 31, 2017
Unaffiliated investments, at value (identified cost, $9,760,487)	$9,856,906
Affiliated investment, at value (identified cost, $114,633)	114,633
Interest receivable	94,592
Dividends receivable from affiliated investment	213
Receivable from affiliate	23,910
Total assets	$10,090,254

Liabilities
Payable for Fund shares redeemed	$39
Distributions payable	418
Payable to affiliates:
Investment adviser and administration fee	2,714
Distribution and service fees	8
Accrued expenses	47,439
Total liabilities	$50,618
Net Assets	$10,039,636

Sources of Net Assets
Paid-in capital	$9,994,985
Accumulated net realized loss	(51,350)
Accumulated distributions in excess of net investment income	(418)
Net unrealized appreciation	96,419
Total	$10,039,636

Class A Shares
Net Assets	$40,442
Shares Outstanding	4,039
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.51

Class I Shares
Net Assets	$9,999,194
Shares Outstanding	998,283
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Statement of Operations

Investment Income	Period Ended August 31, 2017(1)
Interest	$149,543
Interest allocated from/dividends from affiliated investment	2,939
Expenses allocated from affiliated investment	(5)
Total investment income	$152,477

Expenses
Investment adviser and administration fee	$17,391
Distribution and service fees
Class A	40
Trustees’ fees and expenses	846
Custodian fee	22,230
Transfer and dividend disbursing agent fees	269
Legal and accounting services	52,320
Printing and postage	6,789
Registration fees	71,673
Miscellaneous	7,495
Total expenses	$179,053
Deduct —
Allocation of expenses to affiliate	$157,279
Total expense reductions	$157,279

Net expenses	$21,774

Net investment income	$130,703

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(52,913)
Investment transactions in/allocated from affiliated investment	(29)
Net realized loss	$(52,942)
Change in unrealized appreciation (depreciation) —
Investments	$96,419
Net change in unrealized appreciation (depreciation)	$96,419

Net realized and unrealized gain	$43,477

Net increase in net assets from operations	$174,180

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

11	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended August 31, 2017(1)
From operations —
Net investment income	$130,703
Net realized loss	(52,942)
Net change in unrealized appreciation (depreciation)	96,419
Net increase in net assets from operations	$174,180
Distributions to shareholders —
From net investment income
Class A	$(342)
Class I	(131,223)
Total distributions to shareholders	$(131,565)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$39,946
Class I	9,831,187
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	341
Class I	130,724
Cost of shares redeemed
Class A	(80)
Class I	(5,097)
Net increase in net assets from Fund share transactions	$9,997,021

Net increase in net assets	$10,039,636

Net Assets
At beginning of period	$—
At end of period	$10,039,636

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(418)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

12	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Financial Highlights

	Class A
	Period Ended August 31, 2017(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.195
Net realized and unrealized gain	0.012

Total income from operations	$0.207

Less Distributions
From net investment income	$(0.197)

Total distributions	$(0.197)

Net asset value — End of period	$10.010

Total Return(3)(4)	2.11	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.65	%(6)
Net investment income	2.13	%(6)
Portfolio Turnover	45	%(5)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.89% of average daily net assets for the period ended August 31, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Financial Highlights — continued

	Class I
	Period Ended August 31, 2017(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.220
Net realized and unrealized gain	0.021

Total income from operations	$0.241

Less Distributions
From net investment income	$(0.221)

Total distributions	$(0.221)

Net asset value — End of period	$10.020

Total Return(3)(4)	2.46	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,999
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.40	%(6)
Net investment income	2.40	%(6)
Portfolio Turnover	45	%(5)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.89% of average daily net assets for the period ended August 31, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 27, 2016. The Fund’s investment objective is to seek current income. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended August 31, 2017 was as follows:

Distributions declared from:
Ordinary income	$131,565

During the period ended August 31, 2017, accumulated net realized loss was decreased by $1,592, accumulated distributions in excess of net investment income was decreased by $444 and paid-in capital was decreased by $2,036 due to differences between book and tax accounting, primarily for premium amortization, accretion of market discount, non-deductible expenses and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Deferred capital losses	$(53,064)
Net unrealized appreciation	$98,133
Other temporary differences	$(418)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, the timing of recognizing distributions to shareholders, premium amortization and accretion of market discount.

At August 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $53,064 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2017, $53,064 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,873,406

Gross unrealized appreciation	$105,956
Gross unrealized depreciation	(7,823)

Net unrealized appreciation	$98,133

16

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended August 31, 2017, the investment adviser and administration fee amounted to $17,391 or 0.32% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after December 31, 2017. Pursuant to this agreement, EVM was allocated $157,279 of the Fund’s operating expenses for the period ended August 31, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended August 31, 2017, EVM earned $50 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the period ended August 31, 2017. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended August 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended August 31, 2017 amounted to $40 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended August 31, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $12,037,281 and $2,448,151, respectively, for the period ended August 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended August 31, 2017(1)

Sales	4,013
Issued to shareholders electing to receive payments of distributions in Fund shares	34
Redemptions	(8)

Net increase	4,039

17

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Notes to Financial Statements — continued

Class I	Period Ended August 31, 2017(1)

Sales	985,591
Issued to shareholders electing to receive payments of distributions in Fund shares	13,203
Redemptions	(511)

Net increase	998,283

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

At August 31, 2017, EVM owned 51.0% of the value of the outstanding shares of the Fund.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$9,856,906	$—	$9,856,906
Short-Term Investments	—	114,633	—	114,633

Total Investments	$—	$9,971,539	$—	$9,971,539

18

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of August 31, 2017, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, September 27, 2016, to August 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund as of August 31, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, September 27, 2016, to August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2017

19

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

20

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

21

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

22

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

August 31, 2017

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24974    8.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the “Fund(s)”) is a series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a) –(d)

The following table presents the aggregate fees billed to the fund for the initial fiscal period from the commencement of operations on September 27, 2016 to August 31, 2017 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Fiscal Period Ended*	8/31/17
Audit Fees	$37,050
Audit-Related Fees(1)	$0
Tax Fees(2)	$13,000
All Other Fees(3)	$0

Total	$50,050

*	The table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 27, 2016 (commencement of operations) to August 31, 2017.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31, October 31, November 30, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Periods Ended*	10/31/15	11/30/15	12/31/15	10/31/16	11/30/16	12/31/16	8/31/17**
Audit Fees	$76,170	$27,430	$375,995	$106,390	$27,730	$242,830	$37,050
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$35,676	$9,229	$150,922	$57,445	$12,071	$123,745	$13,000
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0

Total	$111,846	$36,659	$526,917	$163,835	$39,801	$366,575	$50,050

*	Information is not presented for fiscal years ended 8/31/15 and 8/31/16, as no Series in the Trust with such fiscal year end was in operation during such period.
**	The table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 27, 2016 (commencement of operations) to August 31, 2017.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Periods Ended*	10/31/15	11/30/15	12/31/15	10/31/16	11/30/16	12/31/16	8/31/17**
Registrant(1)	$35,676	$9,229	$150,922	$57,445	$12,071	$123,745	$13,000
Eaton Vance(2)	$46,000	$53,934	$56,434	$56,434	$48,500	$46,000	$148,018

*	Information is not presented for fiscal years ended 8/31/15 and 8/31/16, as no Series in the Trust with such fiscal year end was in operation during such period.
**	The table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 27, 2016 (commencement of operations) to August 31, 2017.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: October 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 24, 2017